2. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	1 Months Ended
Feb. 28, 2014
Policies
Recent Accounting Pronouncements

Recent accounting pronouncements

The Company evaluated all recent accounting pronouncements issued and determined that the adoption of these pronouncements would not have a material effect on the financial position, results of operations, or cash flows of the Company.